FEDERATED HERMES TOTAL RETURN SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 31, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES TOTAL RETURN SERIES, INC. (the “Registrant”)
Federated Hermes Total Return Bond Fund (the “Fund”) Class A Shares Class B Shares Class C Shares Class R Shares Class R6 Shares Institutional Shares Service Shares

1933 Act File No. 33-50773 1940 Act File No. 811-7115

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2022, that would have otherwise been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 106 on January 28, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera

George Magera
Assistant Secretary